Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Transactions with Related Parties

The following table provides the total amount of transactions that have been entered into with the related parties in 2018, 2017 and 2016.

	2018			2017			2016
	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)
Associates	121	103	(33)	230	134	(6)	200	117	(11)
Controlling shareholders and entities under control of the Group’s Controlling shareholders	280	52	(9)	267	50	(33)	278	45	41

Total	401	155	(42)	497	184	(39)	478	162	30

Summary of Settlement with Related Parties

As of December 31, 2018 and 2017, the Group had the following balances in settlement with related parties:

	December 31, 2018			December 31, 2017
	Financial assets from	Financial liabilities to	Total outstanding, net	Financial assets from	Financial liabilities to	Total outstanding, net
Associates	7	(13)	(6)	16	(23)	(7)
Controlling shareholders and entities under control of the Group’s Controlling shareholders	50	(500)	(450)	47	(35)	12

Total	57	(513)	(456)	63	(58)	5